Deferred Policy Acquisition Costs and Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Charges, Insurers [Abstract]
Rollforward of Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs
Fixed Index Annuities and Fixed Rate Annuities
(Dollars in thousands)
Pre-adoption 1/1/2021 balance	$2,225,199
Adjustments for the removal of shadow adjustments	1,183,306
Post adoption 1/1/2021 balance	$3,408,505
The following tables present the balances and changes in deferred policy acquisition costs:

	December 31, 2022
	Fixed Index Annuities	Fixed Rate Annuities	Single Premium Immediate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,906,684	$151,322	$4,198	$3,062,204
Write-off related to in-force ceded reinsurance	(196,417)	(7,209)	—	(203,626)
Capitalizations	193,989	4,424	663	199,076
Amortization expense	(254,934)	(28,432)	(645)	(284,011)
Balance, end of year	$2,649,322	$120,105	$4,216	$2,773,643

	December 31, 2021
	Fixed Index Annuities	Fixed Rate Annuities	Single Premium Immediate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$3,286,059	$119,805	$2,641	$3,408,505
Write-off related to in-force ceded reinsurance	(349,614)	—	—	(349,614)
Capitalizations	250,070	57,344	2,269	309,683
Amortization expense	(279,831)	(25,827)	(712)	(306,370)
Balance, end of year	$2,906,684	$151,322	$4,198	$3,062,204

Rollforward of Deferred Sales Inducements

Deferred Sales Inducements
Fixed Index Annuities and Fixed Rate Annuities
(Dollars in thousands)
Pre-adoption 1/1/2021 balance	$1,448,375
Adjustments for the removal of shadow adjustments	768,310
Post adoption 1/1/2021 balance	$2,216,685
The following tables present the balances and changes in deferred sales inducements:

	December 31, 2022
	Fixed Index Annuities	Fixed Rate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,088,591	$31,371	$2,119,962
Capitalizations	107,684	7	107,691
Amortization expense	(178,315)	(3,655)	(181,970)
Balance, end of year	$2,017,960	$27,723	$2,045,683

	December 31, 2021
	Fixed Index Annuities	Fixed Rate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,180,980	$35,705	$2,216,685
Capitalizations	95,104	57	95,161
Amortization expense	(187,493)	(4,391)	(191,884)
Balance, end of year	$2,088,591	$31,371	$2,119,962